Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNING PER SHARE [Abstract]
Outstanding weighted average stock options and restricted shares excluded from calculation of diluted earnings per common share	27,646,400	30,448,623	33,587,516